N-2 - USD ($)					3 Months Ended
		Mar. 03, 2023	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019
Cover [Abstract]
Entity Central Index Key		0000806628
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		DNP Select Income Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of October 31, 2022.

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price)	1.25	%(1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	0.09	%(2)
Distribution Reinvestment and Cash Purchase Plan Fees
Purchase Transactions	$2.50	(3)
Sale Transactions	$5.00	(3)

(1)
Represents the estimated commission that the Fund will pay to Wells Fargo Securities with respect to the Common Stock being sold in this offering. Pursuant to the Equity Distribution Agreement, Wells Fargo Securities will be entitled to compensation of 1.25% of the gross proceeds of the sale of any Common Stock in this offering. Commission payments will reduce the net proceeds from this offering and will be indirectly borne by all holders of Common Stock.

(2)	Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of Common Stock.

(3)
There will be no brokerage charges or other charges to holders of Common Stock in connection with shares directly issued by the Fund. However, participants do pay a fee in connection with open market purchases in connection with the reinvestment of distributions ($0.04 per share) and voluntary cash payments ($2.50 plus $0.04 per share). In addition, if a participant elects to discontinue participation in the plan and directs the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $5.00 sales fee plus a $0.04 per share fee from the proceeds.

Sales Load [Percent]	[1]	1.25%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.09%
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Stock
ANNUAL EXPENSES
Management Fees(4)	0.71%
Interest Payments on Borrowed Funds(5)	0.64%
Dividends on Preferred Stock(6)	0.26%
Other Expenses(7)	0.29%

TOTAL ANNUAL EXPENSES	1.90%

(4)
The Investment Adviser receives an annual fee, payable quarterly, in an amount equal to 0.60% of the Fund’s average weekly managed assets of the Fund up to $1.5 billion and 0.50% of average weekly managed assets in excess of $1.5 billion. For purposes of the foregoing calculation, “average weekly managed assets” is defined as the average weekly value of the Fund’s total assets minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage (“Borrowings”)). For the purposes of this table, we have assumed that the Fund has utilized Borrowings and preferred stock in an aggregate amount of 26.16% of its total assets (which equals the level of leverage for the Fund as of October 31, 2022). If the Fund were to use financial leverage in excess of 26.16% of its total assets, the management fees shown would be higher.

(5)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 20.21% of its total assets (which equals the level of Borrowings for the Fund as of October 31, 2022). The expenses and rates associated with Borrowings may vary as and when Borrowings are made. The Fund’s outstanding Borrowings as of January 31, 2023 were 20.44% of its total net assets.

(6)	If LIBOR increases, the Fund’s dividend expense will increase.

(7)	Based on amounts incurred and estimated for the current fiscal year ended October 31, 2022.

Management Fees [Percent]	[3]	0.71%
Interest Expenses on Borrowings [Percent]	[4]	0.64%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.26%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.29%
Total Annual Expenses [Percent]		1.90%
Expense Example [Table Text Block]
Examples
The following example illustrates the hypothetical fees and expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 1.90% of net assets attributable to Common Stock in years one through ten (which assumes the Fund’s use of leverage through Borrowings and preferred stock in an aggregate amount equal to 26.16% of the Fund’s total assets) and (ii) a 5% annual return:
(1)
The following example does not include the sales load:

1 Year	3 Years	5 Years	10 Years
$19	$60	$103	$222
The following example assumes a transaction fee of 1.25%, as a percentage of the offering price, as if it were borne solely by you, as purchaser
(2)
:

1 Year	3 Years	5 Years	10 Years
$32	$71	$114	$232

(1)
The examples above should not be considered representations of future expenses. Actual expenses may be higher or lower than those shown.
The examples assume that all dividends and distributions are reinvested at net asset value. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples.

(2)	Notwithstanding this assumption, in actuality, these fees will be indirectly borne by all holders of Common Stock.

Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]

(1)
The examples above should not be considered representations of future expenses. Actual expenses may be higher or lower than those shown.
The examples assume that all dividends and distributions are reinvested at net asset value. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples.

(2)	Notwithstanding this assumption, in actuality, these fees will be indirectly borne by all holders of Common Stock.

Other Expenses, Note [Text Block]		Based on amounts incurred and estimated for the current fiscal year ended October 31, 2022.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Adviser receives an annual fee, payable quarterly, in an amount equal to 0.60% of the Fund’s average weekly managed assets of the Fund up to $1.5 billion and 0.50% of average weekly managed assets in excess of $1.5 billion. For purposes of the foregoing calculation, “average weekly managed assets” is defined as the average weekly value of the Fund’s total assets minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage (“Borrowings”)). For the purposes of this table, we have assumed that the Fund has utilized Borrowings and preferred stock in an aggregate amount of 26.16% of its total assets (which equals the level of leverage for the Fund as of October 31, 2022). If the Fund were to use financial leverage in excess of 26.16% of its total assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our primary investment objectives are current income and long-term growth of income. Capital appreciation is a secondary objective.
Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale prices of our Common Stock, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading.

	Market		NAV		Market Premium
	High	Low	High	Low	High	Low
Fiscal Year 2023
January 31	11.84	10.65	9.30	8.60	27.26%	23.82%

Fiscal Year 2022
October 31	11.65	9.83	10.30	8.15	13.14%	20.63%
July 31	11.79	10.06	9.83	9.05	19.91%	11.16%
April 30	12.00	10.89	10.50	9.30	14.30%	17.08%
January 31	11.17	10.60	9.71	9.27	15.02%	14.32%

Fiscal Year 2021
October 31	10.95	10.50	9.53	9.34	14.87%	12.43%
July 31	10.70	10.05	9.79	9.58	9.31%	4.91%
April 30	10.76	9.75	8.87	9.14	21.26%	6.73%
January 31	10.68	9.96	9.39	8.82	13.73%	12.91%

Fiscal Year 2020
October 31	11.02	9.72	9.05	8.58	21.73%	13.24%
July 31	11.83	10.03	9.31	8.48	27.11%	18.29%
April 30	13.22	6.76	11.08	6.37	19.36%	6.07%
January 31	12.99	11.86	10.59	10.28	22.71%	15.36%

Fiscal Year 2019
October 31	12.99	11.96	10.87	10.06	19.46%	18.88%
July 31	12.23	11.31	10.33	9.90	18.33%	14.20%
April 30	11.72	11.03	10.06	9.40	16.47%	17.37%
January 31	11.17	10.00	9.33	8.49	19.78%	17.81%
On January 31, 2023, the last reported sale price of our Common Stock on the NYSE was $11.54, which represented a premium of approximately 25.99% to the net asset value per share reported by us on that date.
As of October 31, 2022, we had 354,377,900 shares of Common Stock outstanding and we had net assets applicable to holders of Common Stock of approximately $3,067 million.

Lowest Price or Bid					$ 10.65	$ 9.83	$ 10.06	$ 10.89	$ 10.6	$ 10.5	$ 10.05	$ 9.75	$ 9.96	$ 9.72	$ 10.03	$ 6.76	$ 11.86	$ 11.96	$ 11.31	$ 11.03	$ 10
Highest Price or Bid					11.84	11.65	11.79	12	11.17	10.95	10.7	10.76	10.68	11.02	11.83	13.22	12.99	12.99	12.23	11.72	11.17
Lowest Price or Bid, NAV					8.6	8.15	9.05	9.3	9.27	9.34	9.58	9.14	8.82	8.58	8.48	6.37	10.28	10.06	9.9	9.4	8.49
Highest Price or Bid, NAV					$ 9.3	$ 10.3	$ 9.83	$ 10.5	$ 9.71	$ 9.53	$ 9.79	$ 8.87	$ 9.39	$ 9.05	$ 9.31	$ 11.08	$ 10.59	$ 10.87	$ 10.33	$ 10.06	$ 9.33
Highest Price or Bid, Premium (Discount) to NAV [Percent]					27.26%	13.14%	19.91%	14.30%	15.02%	14.87%	9.31%	21.26%	13.73%	21.73%	27.11%	19.36%	22.71%	19.46%	18.33%	16.47%	19.78%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					23.82%	20.63%	11.16%	17.08%	14.32%	12.43%	4.91%	6.73%	12.91%	13.24%	18.29%	6.07%	15.36%	18.88%	14.20%	17.37%	17.81%
Latest Share Price			$ 11.54
Latest Premium (Discount) to NAV [Percent]			25.99%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth our capitalization (i) as of January 31, 2023 and (ii) as adjusted to give effect to the issuance of the Common Stock offered hereby at the market price.
(1)
As indicated below, holders of Common Stock will bear the offering costs associated with this offering.

	As of January 31, 2023	As Adjusted for this Offering
	(Unaudited)	(Unaudited)
Cash and cash equivalents (2)	$42,082,834	$167,225,56 9

Common stockholders’ equity:
Common stock, $0.001 par value per share, 450,000,000 shares authorized (355,771,43 6 shares issued and outstanding; 3 66 ,7 63 , 067 shares issued and outstanding as adjusted) (3)	$355,771	$366,763
Additional paid-in capital (4)	$2,471,346,721	$2,596,478,464
Total distributable earnings	$786,988,716	$786,988,716

Net assets applicable to common stockholders	$3,258,691,208	$3,383,833,94 3

Net asset value per share of common stock	$9.16	$9.23

(1)
Assumes that 10,991,631 shares of our Common Stock are sold in this offering — calculating that number of shares by dividing $126,843,417 (the aggregate sales price of the Common Stock offered hereby) by $11.54 (the last reported sale price for our Common Stock on the NYSE on January 31, 2023).

(2)
As described under “Use of Proceeds,” we intend to use the net proceeds from this offering to make investments in accordance with our investment objectives. Pending such investments, we anticipate either investing the proceeds in U.S. government securities, interest-bearing bank deposit accounts, or high quality, short-term money market instruments.

(3)
Issued and outstanding shares of common stock as adjusted include shares estimated to be issued in this offering solely for the purposes of this capitalization table. The Fund cannot issue shares in excess of the number currently authorized by its charter unless the charter is amended to increase the number of authorized shares. The Fund does not hold any of these outstanding securities for its own account.

(4)
As adjusted, additional
paid-in
capital reflects the proceeds of the issuance of shares of Common Stock offered hereby ($126,843,417), less $0.001 par value per share of Common Stock ($10,992), less the underwriting discount ($1,585,54
2
) and less the net estimated offering costs borne by us ($115,140) related to the issuance of the shares.

Outstanding Security, Held [Shares]				354,377,900
Purchase Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[7]	$ 2.5
Sale Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[7]	$ 5
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Stock
The following example does not include the sales load [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[8]	$ 19
Expense Example, Years 1 to 3	[8]	60
Expense Example, Years 1 to 5	[8]	103
Expense Example, Years 1 to 10	[8]	222
The following example assumes a transaction fee of 1.25 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[9]	32
Expense Example, Years 1 to 3	[9]	71
Expense Example, Years 1 to 5	[9]	114
Expense Example, Years 1 to 10	[9]	$ 232

[1]	Represents the estimated commission that the Fund will pay to Wells Fargo Securities with respect to the Common Stock being sold in this offering. Pursuant to the Equity Distribution Agreement, Wells Fargo Securities will be entitled to compensation of 1.25% of the gross proceeds of the sale of any Common Stock in this offering. Commission payments will reduce the net proceeds from this offering and will be indirectly borne by all holders of Common Stock.
[2]	Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of Common Stock.
[3]	The Investment Adviser receives an annual fee, payable quarterly, in an amount equal to 0.60% of the Fund’s average weekly managed assets of the Fund up to $1.5 billion and 0.50% of average weekly managed assets in excess of $1.5 billion. For purposes of the foregoing calculation, “average weekly managed assets” is defined as the average weekly value of the Fund’s total assets minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage (“Borrowings”)). For the purposes of this table, we have assumed that the Fund has utilized Borrowings and preferred stock in an aggregate amount of 26.16% of its total assets (which equals the level of leverage for the Fund as of October 31, 2022). If the Fund were to use financial leverage in excess of 26.16% of its total assets, the management fees shown would be higher.
[4]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 20.21% of its total assets (which equals the level of Borrowings for the Fund as of October 31, 2022). The expenses and rates associated with Borrowings may vary as and when Borrowings are made. The Fund’s outstanding Borrowings as of January 31, 2023 were 20.44% of its total net assets.
[5]	If LIBOR increases, the Fund’s dividend expense will increase.
[6]	Based on amounts incurred and estimated for the current fiscal year ended October 31, 2022.
[7]	There will be no brokerage charges or other charges to holders of Common Stock in connection with shares directly issued by the Fund. However, participants do pay a fee in connection with open market purchases in connection with the reinvestment of distributions ($0.04 per share) and voluntary cash payments ($2.50 plus $0.04 per share). In addition, if a participant elects to discontinue participation in the plan and directs the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $5.00 sales fee plus a $0.04 per share fee from the proceeds.
[8]	The examples above should not be considered representations of future expenses. Actual expenses may be higher or lower than those shown. The examples assume that all dividends and distributions are reinvested at net asset value. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples.
[9]	Notwithstanding this assumption, in actuality, these fees will be indirectly borne by all holders of Common Stock.